Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Summary of awards granted

Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	16,999	April 1, 2015	n/a	$24.12
PCUs	16,999	April 1, 2015	n/a	$24.12
RCUs	24,925	April 1, 2016	n/a	$16.45
PCUs	24,925	April 1, 2016	n/a	$16.45
RCUs	26,097	April 3, 2017	n/a	$23.85
PCUs	26,097	April 3, 2017	n/a	$23.85

RCUs
Share-based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2016	16,999	2.25	410
Granted during the year	24,925	—	410

Outstanding as of December 31, 2016	41,924	1.84	820
Granted during the year	26,097	—	622
Forfeited during the year	(546)		(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429

PCUs
Share-based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value

PCUs
Outstanding as of January 1, 2016	16,999	2.25	410
Granted during the year	24,925	—	410

Outstanding as of December 31, 2016	41,924	1.84	820

Granted during the year	26,097	—	622
Forfeited during the year	(546)		(13)

Outstanding as of December 31, 2017	67,475	1.38	1,429